Pretax Net Actuarial Loss, Prior Service (Cost) and Transition Assets/(Obligation) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Postretirement (Detail) - Postretirement Benefits - USD ($)
$ in Thousands
	May 31, 2018	May 31, 2017
U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	$ 124	$ (299)
Prior service credits	887	1,107
Total recognized in accumulated other comprehensive income not affecting retained earnings	1,011	808
Non-U.S. Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial gain (loss)	(9,951)	(7,354)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (9,951)	$ (7,354)